Annual Total Returns - Fidelity International Value Factor ETF [BarChart] - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International Value Factor ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Jan. 16, 2018
Fidelity International Value Factor ETF
Bar Chart Table:
Annual Return 2019	19.70%
Annual Return 2020	(1.68%)